Risk Management - Liquidity Risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Currency's risk used as a percentage of Tier-1 Capital
Annual increase in th regulatory limit of LCR	0.1	0.1
Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		$ 34,003,780	$ 32,731,457
Current accounts and other demand deposits
Contractual maturity of the financial liabilities
Financial liabilities		9,584,488	8,915,706
Transactions in the course of payment
Contractual maturity of the financial liabilities
Financial liabilities		44,436	29,871
Instrument sold under repurchase agreements and security lending
Contractual maturity of the financial liabilities
Financial liabilities		298,808	195,289
Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		10,851,767	10,185,172
Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		2,902,446	4,526,899
Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities		1,496,612	1,189,798
Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		117,290	37,012
Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities		8,707,933	7,651,710
Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		$ 4,445,610	3,611,590
Up to 1 month
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as part of Tier-1 Capital	1.00%	1.00%
Adjusted C46 FCCY as part of Tier-1 Capital	1.00%	1.00%
Up to 1 month | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		$ 15,909,209	14,718,214
Up to 1 month | Current accounts and other demand deposits
Contractual maturity of the financial liabilities
Financial liabilities		9,584,488	8,915,706
Up to 1 month | Transactions in the course of payment
Contractual maturity of the financial liabilities
Financial liabilities		44,436	29,871
Up to 1 month | Instrument sold under repurchase agreements and security lending
Contractual maturity of the financial liabilities
Financial liabilities		292,231	194,539
Up to 1 month | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		5,344,294	5,097,833
Up to 1 month | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		351,496	172,323
Up to 1 month | Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities		97,661	260,272
Up to 1 month | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		92,896	295
Up to 1 month | Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities		101,707	47,375
Up to 1 month | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		$ 297,613	112,011
3 months
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as part of Tier-1 Capital	2.00%	2.00%
Between 1 and 3 months | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		$ 2,710,494	3,055,965
Between 1 and 3 months | Instrument sold under repurchase agreements and security lending
Contractual maturity of the financial liabilities
Financial liabilities		1,440	750
Between 1 and 3 months | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		1,981,221	2,509,694
Between 1 and 3 months | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		190,643	136,729
Between 1 and 3 months | Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities		268,795	242,515
Between 1 and 3 months | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		730	918
Between 1 and 3 months | Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities		267,665	165,359
Between 1 and 3 months | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		604,200	100,247
Between 3 and 12 months | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		5,482,641	5,074,292
Between 3 and 12 months | Instrument sold under repurchase agreements and security lending
Contractual maturity of the financial liabilities
Financial liabilities		5,137
Between 3 and 12 months | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		3,152,103	2,555,579
Between 3 and 12 months | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		648,870	1,166,598
Between 3 and 12 months | Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities		946,950	613,159
Between 3 and 12 months | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		4,857	10,921
Between 3 and 12 months | Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities		724,724	728,035
Between 3 and 12 months | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		1,028,798	1,141,610
Due after 1 years but within 3 years | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		2,568,404	2,335,751
Due after 1 years but within 3 years | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		373,398	21,536
Due after 1 years but within 3 years | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		582,628	937,050
Due after 1 years but within 3 years | Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities		183,206	73,852
Due after 1 years but within 3 years | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		18,406	24,038
Due after 1 years but within 3 years | Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities		1,410,766	1,279,275
Due after 1 years but within 3 years | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		712,286	816,847
Due after 3 years but within 5 years | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		2,437,020	3,084,519
Due after 3 years but within 5 years | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		619	311
Due after 3 years but within 5 years | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		536,506	1,582,890
Due after 3 years but within 5 years | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		366	686
Due after 3 years but within 5 years | Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities		1,899,529	1,500,632
Due after 3 years but within 5 years | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		593,431	325,199
Due after 5 years | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities		4,896,012	4,462,716
Due after 5 years | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities		132	219
Due after 5 years | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		592,303	531,309
Due after 5 years | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities		35	154
Due after 5 years | Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities		4,303,542	3,931,034
Due after 5 years | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities		$ 1,209,282	$ 1,115,676
Maximum
Liquidity Risk
Period of time covered by internal funding liquidity report	90 days	90 days
Cross currency funding value	$ 4,377
Financial ratios
Liquid Assets/Net Funding less than 1y	95.00%	95.00%
Liabilities greater than 1y/Assets greater than 1y	77.00%	77.00%
Deposits/Loans	64.00%	64.00%
Currency's risk used as a percentage of Tier-1 Capital
LCR	1.09	1.09
Regulatory Limit of LCR	1	1
NSFR	1.02	1.02
Maximum | Up to 1 month
Liquidity Risk
Market Access Report value	$ 1,921	$ 3,432
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as part of Tier-1 Capital	0.65%	0.65%
Adjusted C46 FCCY as part of Tier-1 Capital	0.37%	0.37%
Maximum | 3 months
Liquidity Risk
Market Access Report value	$ 3,278	$ 5,530
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as part of Tier-1 Capital	0.90%	0.90%
Minimum
Liquidity Risk
Period of time covered by internal funding liquidity report	30 days	30 days
Cross currency funding value	$ 2,384
Financial ratios
Liquid Assets/Net Funding less than 1y	74.00%	74.00%
Liabilities greater than 1y/Assets greater than 1y	74.00%	74.00%
Deposits/Loans	59.00%	59.00%
Currency's risk used as a percentage of Tier-1 Capital
LCR	0.78	0.78
Regulatory Limit of LCR	0.6	0.6
NSFR	0.95	0.95
Minimum | Up to 1 month
Liquidity Risk
Market Access Report value	$ 476	$ 1,893
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as part of Tier-1 Capital	0.29%	0.29%
Adjusted C46 FCCY as part of Tier-1 Capital	0.24%	0.24%
Minimum | 3 months
Liquidity Risk
Market Access Report value	$ 1,691	$ 3,653
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as part of Tier-1 Capital	0.55%	0.55%
Average
Liquidity Risk
Cross currency funding value	$ 3,300
Financial ratios
Liquid Assets/Net Funding less than 1y	86.00%	86.00%
Liabilities greater than 1y/Assets greater than 1y	76.00%	76.00%
Deposits/Loans	61.00%	61.00%
Currency's risk used as a percentage of Tier-1 Capital
LCR	0.91	0.91
NSFR	0.99	0.99
Average | Up to 1 month
Liquidity Risk
Market Access Report value	$ 1,411	$ 2,621
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as part of Tier-1 Capital	0.44%	0.44%
Adjusted C46 FCCY as part of Tier-1 Capital	0.31%	0.31%
Average | 3 months
Liquidity Risk
Market Access Report value	$ 2,606	$ 4,794
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as part of Tier-1 Capital	0.74%	0.74%